Financial Instruments and Related Risk Management (Summary of Material Foreign Currency Derivatives) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 854
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 505	$ 604
Maturities	2026	2025
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 538
Maturities	2026	2025
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 139	$ 89
Maturities		2025
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 60	$ 233
Maturities	2026	2025
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2026
Forwards Usd Brl [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 47
Forwards Usd Brl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 50
Maturities	2026	2025
Forwards Usd Audl [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional		$ 7
Forwards Usd Audl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 5
Maturities	2026	2025
Forwards Nzd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 1	$ 0
Maturities	2026	‐